Subsequent Events - Additional Information (Detail) - American Depositary Shares [Member] - USD ($) $ in Millions			4 Months Ended
	Apr. 21, 2023	Apr. 22, 2022	Apr. 17, 2023
New Share Repurchase Program [Member]
Subsequent Event [Line Items]
Repurchase Value		$ 50
Subsequent Event [Member] | Share Repurchase Program 2021 [Member]
Subsequent Event [Line Items]
Repurchase Value			$ 410,482
Number of Shares repurchased			350,812
Subsequent Event [Member] | New Share Repurchase Program [Member]
Subsequent Event [Line Items]
Repurchase Value	$ 50